Other Operating Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2021
Analysis of income and expense [abstract]
Other operating income and expenses

	JPY (millions) For the Year Ended March 31
	2019	2020	2021
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥5,966	¥18,383	¥13,663
Gain on sales of property, plant and equipment and investment property	50,330	3,152	4,734
Gain on divestment of business to Teva Takeda Yakuhin (Note 14)	30,366	14,166	1,460
Gain on divestment of business and subsidiaries (Note 19)	56,625	2,553	228,923
Insurance proceeds	799	8,279	479
Change in estimate of liabilities related to SHP647 (Note 19)	—	—	60,179
Other	15,777	13,680	8,582
Total	¥159,863	¥60,213	¥318,020

Other operating expenses:
Donations and contributions	¥3,627	¥8,513	¥8,412
Restructuring expenses (Note 23)	82,962	181,040	115,875
Loss on liquidation of foreign operations	2,112	—	—
Change in fair value of financial assets associated with contingent consideration arrangements (Note 27)	—	—	72,940
Loss on sale of shares of subsidiaries	4,016	—	—
Valuation reserve for pre-launch inventories (reversal)	(4,113)	30,411	19,486
Impairment of assets held for sale (Note 19)	—	12,897	530
Other	14,555	15,830	41,652
Total	¥103,159	¥248,691	¥258,895